Inventory (Details) - Schedule of Inventory, Current - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Schedule of Inventory, Current [Abstract]
Raw materials	$ 295,822	$ 0
Finished goods	309,974	0
Total	$ 605,796	$ 0	$ 0